EARNINGS PER SHARE CALCULATIONS	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE CALCULATIONS	EARNINGS PER SHARE CALCULATIONS
The following tables provide earnings per share calculations for the years ended December 31, 2024, 2023 and 2022:

Net Income for Earnings Per Share Calculations - Basic & Diluted In millions	2024	2023	2022
Income from continuing operations, net of tax	$778	$533	$1,061
Net income from continuing operations attributable to noncontrolling interests	35	39	53
Income from continuing operations attributable to common stockholders	$743	$494	$1,008
(Loss) income from discontinued operations, net of tax	(40)	(71)	4,856
Net loss from discontinued operations attributable to noncontrolling interests	—	—	(4)
(Loss) income from discontinued operations attributable to common stockholders	(40)	(71)	4,860
Net income available to common stockholders	$703	$423	$5,868

Earnings Per Share Calculations - Basic Dollars per share	2024	2023	2022
Earnings from continuing operations attributable to common stockholders	$1.77	$1.10	$2.02
(Loss) earnings from discontinued operations, net of tax	(0.10)	(0.16)	9.75
Earnings available to common stockholders [1]	$1.68	$0.94	$11.77

Earnings Per Share Calculations - Diluted Dollars per share	2024	2023	2022
Earnings from continuing operations attributable to common stockholders	$1.77	$1.09	$2.02
(Loss) earnings from discontinued operations, net of tax	(0.10)	(0.16)	9.73
Earnings available to common stockholders [1]	$1.67	$0.94	$11.75

Share Count Information Shares in Millions	2024	2023	2022
Weighted-average common shares - basic	419.2	449.9	498.5
Plus dilutive effect of equity compensation plans	1.4	1.3	0.9
Weighted-average common shares - diluted	420.6	451.2	499.4
Stock options, restricted stock units, and performance-based restricted stock units excluded from EPS calculations [2]	1.1	2.6	4.1
1. Earnings per share amounts are computed independently for income from continuing operations, income from discontinued operations and net income attributable to common stockholders. As a result, the per share amounts from continuing operations and discontinued operations may not equal the total per share amounts for net income attributable to common stockholders.
2. These outstanding options to purchase shares of common stock, restricted stock units and performance based restricted stock units were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.